Disclosure of additional information about other employee benefit plans, balance by member group (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Closing defined benefit obligation	$ 93,528	$ 107,829	$ 89,005
Inactive members [Member]
Statements [Line Items]
Closing defined benefit obligation	46,279	43,369	36,394
Active members [Member]
Statements [Line Items]
Closing defined benefit obligation	$ 47,249	$ 64,460	$ 52,611